Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and other current assets [Table Text Block]

	As of December 31,
	2021	2022

	(in thousands)
Prepayments and other current assets
VAT deductible	—	2,262
Prepayments to vendors (Note a)	31,590	20,220
Prepayments of listing expenses (Note b)	6,288	17,970
Interest receivables	—	1,200
Rental and other deposits	72	72
Others	174	244

Total	38,124	41,968